Intangible assets and goodwill - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2023
Earnings per share
Goodwill arising on acquisition	$ 46,950	$ 1,473
Goodwill expected to be deductible for tax purpose	0		$ 0
Acquisition related costs	51
Revenue	480,247	434,094
Net loss from continuing operations	10,627	$ 118,576
Lightmap LLC
Earnings per share
Goodwill arising on acquisition	$ 46,950